Organization and Principal Activities - Financial information of consolidated VIEs (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Variable Interest Entity
Current assets		$ 293,879		¥ 2,243,266		¥ 2,020,570
Non-current assets		379,631		1,355,842		2,610,149
Total assets		673,510		3,599,108		4,630,719
Accounts payable		38,507		262,657		264,753
Amounts due to related parties		3,668		14,140		25,218
Advances from customers		7,941		65,196		54,601
Taxes payable		14,746		92,214		101,386
Salary and welfare payable		19,245		134,471		132,316
Accrued expenses and other current liabilities		33,063		173,253		227,328
Total current liabilities		156,100		1,071,931		1,073,267
Non-current liabilities		24,303		26,026		167,091
Total liabilities		180,403		1,097,957		1,240,358
Revenues	[1]	200,331	¥ 1,377,379	1,575,092	¥ 1,444,907
Net loss		(9,543)	(65,612)	34,424	78,220
Net cash provided by/(used in) operating activities		(11,174)	(76,824)	172,980	203,686
Net cash (used in)/provided by investing activities	[2]	(16,685)	(114,712)	(6,390)	(313,547)
Net cash provided by/(used in) financing activities		(11,029)	(75,831)	(16,234)	217,148
Consolidated VIEs
Variable Interest Entity
Current assets		142,393		921,891		979,025
Non-current assets		77,102		71,434		530,118
Total assets		219,495		993,325		1,509,143
Accounts payable		19,694		153,094		135,407
Amounts due to related parties		1,677		6,255		11,531
Amounts due to inter-company entities		91,832		461,819		631,392
Advances from customers		4,609		28,433		31,686
Taxes payable		7,083		49,390		48,697
Salary and welfare payable		5,956		38,029		40,949
Accrued expenses and other current liabilities		27,522		51,071		189,228
Total current liabilities		158,373		788,091		1,088,890
Non-current liabilities		4,188		20,979		28,796
Total liabilities		162,561		809,070		¥ 1,117,686
Revenues		86,029	591,495	769,943	1,140,954
Net loss		(16,311)	(112,146)	(7,760)	(30,641)
Net cash provided by/(used in) operating activities		14,582	100,256	(3,950)	34,079
Net cash (used in)/provided by investing activities		$ (23,880)	¥ (164,190)	65,600	(124,610)
Net cash provided by/(used in) financing activities				¥ (2,000)	¥ 2,000

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 23):Net advertising revenues 98,413 67,393 41,482 6,033Paid services revenues 122,844 139,149 87,131 12,673Cost of revenues (29,057) (57,057) (30,167) (4,388)Sales and marketing expenses (1,277) (748) (4,341) (631)General and administrative expenses (260) (6,245) (7,918) (1,152)
[2]	* The Group has early adopted the guidance of ASU 2016-18 issued by FASB in November 2016 from January 1, 2017 retrospectively, which requires that amounts for restricted cash should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. Accordingly, the item “changes in restricted cash” previously included in investing activities for the year ended December 31, 2016 with an amount of RMB229.6 million was retrospectively removed from cash flows from investing activities and included in beginning and ending cash, cash equivalents and restricted cash balances. The following table provides a reconciliation of cash and cash equivalents, and restricted cash reported in the consolidated balance sheets that sum to the total of the same such amounts shown above (in thousands): As of December 31,201620172018 RMB RMB RMB USDCash and cash equivalents 202,694 362,862 174,024 25,311Restricted cash 354,602 336,700 269,648 39,219Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows 557,296 699,562 443,672 64,530